EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY METHOD INVESTMENT
Schedule of equity method investment	The table below details the activity from equity method investments for the years ended December 31, 2022 and 2021 (stated in thousands).

Balance, December 31, 2020	$608
Share of losses	225
Distributions	(308)
Balance, December 31, 2021	$525
Share of losses	39
Distributions	(254)
Balance, December 31, 2022	$310